GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 5: GOODWILL AND INTANGIBLE ASSETS

        Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Balance, beginning of year	$116,830	$117,651
Foreign currency translation adjustment	866	(821)

Balance, end of year	$117,696	$116,830

        Goodwill is tested for impairment at least annually. During 2012 and 2011, the Company performed its annual impairment review as of December 31 and concluded that there were no impairments in either year. The Company has no accumulated impairment losses at December 31, 2012.

        As of December 31, 2012 and 2011, the Company's intangible asset and related accumulated amortization for its software is as follows:

	2012	2011
Software	$26,375	$24,076
Accumulated amortization	(21,846)	(20,817)

Software, net	$4,529	$3,259

        The Company recorded amortization expense of $1,010, $1,106 and $1,273 during 2012, 2011 and 2010, respectively.

        Based on the current amount of software subject to amortization, the estimated annual amortization expense for each of the succeeding five years is as follows: $927 in 2013; $602 in 2014; $417 in 2015; $268 in 2016; and $107 in 2017.